Goodwill and Core Deposit Intangibles (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Dec. 31, 2014
Goodwill
Beginning of period	$ 30,129	$ 15,672	$ 15,672	$ 15,672
Add acquisition of SharePlus			14,457
End of the period	30,129		30,129	15,672	$ 15,672
Core Deposit Intangibles RollForward
Beginning of period	4,148	984	984
Less amortization	(148)	(61)	(303)	(246)	(231)
End of period	4,000		4,148	984
Expected future amortization expense
Finite-Lived Intangible Assets, Net, Total	4,148	984	984	984		$ 4,000	$ 4,148
Core deposit intangibles
Core Deposit Intangibles RollForward
Beginning of period	4,148	984	984	1,230
Add acquisition of SharePlus			3,467
Less amortization	(148)		(303)	(246)
End of period	4,000		4,148	984	1,230
Expected future amortization expense
2015						442	590
2016						571	571
2017						525	525
2018						318	318
2019						271	271
Thereafter						1,873	1,873
Finite-Lived Intangible Assets, Net, Total	$ 4,148	$ 984	$ 984	$ 1,230	$ 1,230	$ 4,000	$ 4,148
Core deposit intangibles | Minimum
Core Deposit Intangibles RollForward
Finite-Lived Intangible Asset, Useful Life	6 years		6 years
Core deposit intangibles | Maximum
Core Deposit Intangibles RollForward
Finite-Lived Intangible Asset, Useful Life	19 years		19 years